Supplementary cash flow information (Schedule of other cash generated from / (used in) operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ (2,043)	$ 7,768
Changes in non-current assets [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	(1,577)	7,038
Amortization of community agreements [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	5,129	0
Share based compensation paid [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	(6,647)	(6,782)
Restructuring - Manitoba [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	4,524	(6,947)
Other [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ 5,576	$ 565